Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (167,127)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 192,542
Percentage of reasonably possible 1% decrease in actuarial assumption	8.00%
Percentage of reasonably possible 1% decrease in actuarial assumption	(6.90%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 192,838
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (170,207)
Percentage of reasonably possible 1% decrease in actuarial assumption	8.00%
Percentage of reasonably possible 1% decrease in actuarial assumption	(7.00%)